DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations
Operating results of the discontinued operation for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Revenues	$—	$3,506	$3,795
Direct operating costs	—	(3,087)	(3,303)
General and administrative expenses	—	(176)	(169)
Interest expense, net	—	(246)	(219)
Equity accounted income (loss), net	—	1	5
Impairment expense, net	—	(3)	—
Gain on acquisitions/dispositions, net	—	3,916	—
Other income (expenses), net	—	(115)	(100)
Income (loss) before income tax	—	3,796	9
Current and deferred taxes	—	16	371
Net income (loss) from discontinued operations	$—	$3,812	$380
Net income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Net income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(888)	$(533)	$803
Non-controlling interests	(1,039)	(450)	(107)
Total	$(1,927)	$(983)	$696
Net income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$1,052	$108
Non-controlling interests	—	2,760	272
Total	$—	$3,812	$380
Comprehensive income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Comprehensive income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(945)	$(531)	$839
Non-controlling interests	(1,173)	(454)	(62)
Total	$(2,118)	$(985)	$777
Comprehensive income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$1,044	$145
Non-controlling interests	—	2,739	371
Total	$—	$3,783	$516
The net cash flows attributable to the operating, investing and financing activities of the discontinued operation for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Operating cash flows	$—	$(57)	$241
Financing cash flows	—	(3,116)	602
Investing cash flows	—	3,839	(833)
Net cash flows	$—	$666	$10